Equity - Summary of Changes in Issued share Capital (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares	3,878,484	3,870,183	3,858,862
Issue of shares	7,306	8,301	11,321
Ending balance, ordinary shares	3,885,790	3,878,484	3,870,183
Beginning balance, amount	€ 39	€ 928	€ 925
Issue of shares		2	3
Transfer to share premium		(891)
Ending balance, amount	€ 39	€ 39	€ 928